Additional Information - Financial Statement Schedule I (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Net (loss) income	$ 86,346,611	$ 61,259,650	$ (72,235,840)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(8,113,672)	2,376,925	6,197,195
Comprehensive (loss) income	78,232,939	63,636,575	(66,038,645)
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
STATEMENTS OF OPERATIONS
Net (loss) income	76,514,935	59,337,685	(72,025,935)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(5,732,030)	2,307,350	6,196,609
Comprehensive (loss) income	$ 70,782,905	$ 61,645,035	$ (65,829,326)